Loans and Other Borrowings - Summary of Principal Repayments of Loans and Other Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	£ 11,994	£ 10,081	£ 11,025
Loans and other borrowings	14,275	12,713	14,761
Carrying Amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Within one year, or on demand	2,272	2,632	3,736
Loans and other borrowings	14,202	12,563	14,582
Fair value adjustments	73	150	179
Total loans and other borrowings	14,275	12,713	14,761
Carrying Amount [Member] | 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,192	1,614	1,632
Carrying Amount [Member] | 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,332	1,166	1,488
Carrying Amount [Member] | 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	18	1,295	1,103
Carrying Amount [Member] | 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,489	12	1,199
Carrying Amount [Member] | 2023 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	7,899	5,844	5,424
Carrying Amount [Member] | Over 12 Months [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	11,930	9,931	10,846
Effect of hedging and interest [Member]
Disclosure of detailed information about borrowings [Line Items]
Within one year, or on demand	(291)	(498)	(232)
Loans and other borrowings	(1,027)	(1,583)	(830)
Effect of hedging and interest [Member] | 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	(66)	(197)	(216)
Effect of hedging and interest [Member] | 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	(154)	(43)	(72)
Effect of hedging and interest [Member] | 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year		(121)	18
Effect of hedging and interest [Member] | 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	(111)		(26)
Effect of hedging and interest [Member] | 2023 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	(405)	(724)	(302)
Effect of hedging and interest [Member] | Over 12 Months [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	(736)	(1,085)	(598)
Principal Repayment at Hedged Rates [Member]
Disclosure of detailed information about borrowings [Line Items]
Within one year, or on demand	1,981	2,134	3,504
Loans and other borrowings	13,175	10,980	13,752
Principal Repayment at Hedged Rates [Member] | 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,126	1,417	1,416
Principal Repayment at Hedged Rates [Member] | 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,178	1,123	1,416
Principal Repayment at Hedged Rates [Member] | 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	18	1,174	1,121
Principal Repayment at Hedged Rates [Member] | 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,378	12	1,173
Principal Repayment at Hedged Rates [Member] | 2023 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	7,494	5,120	5,122
Principal Repayment at Hedged Rates [Member] | Over 12 Months [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	£ 11,194	£ 8,846	£ 10,248